ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Details)	Dec. 31, 2025
TBNZ
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Up International
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Brokers SG
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
US Tiger Securities
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Beijing BHXS, Beijing WFOE
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Beijing Yixin, Beijing WFOE
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Trading Front
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Wealthn
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Kastle
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
TradeUp Securities
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tradeup
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Hangzhou U-Tiger
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%	[1]
TFNZ
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Services AU
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
TBAU
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Brokers HK
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Fund Management
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%

[1]	Up Fintech International Limited owns 85% percentage of the shares of Hangzhou U-Tiger, and the holder of the remaining 15% has pledged its voting interest to Up Fintech International Limited, which as a result controls 100% of the voting power of this entity.